Other Assets (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Line Items]
Prepaid expenses	$ 1,998,000,000	$ 1,960,000,000
Restricted cash	486,000,000	568,000,000
Amortization period of acquired finite-lived intangible assets	6 years 0 months 0 days	6 years 0 months 0 days
Other intangible assets, at amortized cost	817,000,000	993,000,000
Other Assets (Textuals) [Abstract]
Goodwill impaired	0	0
Accumulated goodwill impairment losses	0	0
Amortization expense	193,000,000	198,000,000	189,000,000
Affordable housing partnership interests	541,000,000	427,000,000
Customer Relationships [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	637,000,000	712,000,000
Other Contracts [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	180,000,000	281,000,000
Minimum [Member]
Other Assets [Line Items]
Amortization period of intangible assets	1 year 0 months 0 days
Maximum [Member]
Other Assets [Line Items]
Amortization period of intangible assets	22 years 0 months 0 days
Coupon and Certain Asset-Backed Securitization Maturities [Member]
Other Assets [Line Items]
Restricted cash	58,000,000	76,000,000
Airline [Member] | Customer Relationships [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	290,000,000	358,000,000
Airline [Member] | Delta [Member] | Customer Relationships [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	117,000,000	156,000,000
Prepaid Miles And Reward Points [Member] | Airline [Member]
Other Assets [Line Items]
Prepaid expenses	1,500,000,000	1,400,000,000
Prepaid Miles And Reward Points [Member] | Airline [Member] | Delta [Member]
Other Assets [Line Items]
Prepaid expenses	$ 900,000,000	$ 1,100,000,000